Prepayments and Other Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Prepayments and Other Receivables [Abstract]
Lease prepayments, current portion	¥ 524	$ 76	¥ 524
Other receivables	5,965	859	19,810
Total prepayments and other receivables	¥ 6,489	$ 935	¥ 20,334